Details of Significant Accounts - Impairment of non-financial assets, narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash flow projection period	5 years
Growth rate used to extrapolate cash flow projections	2.00%
Discount rate applied to cash flow projections	20.20%
Discount rate
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of reasonably possible decrease in unobservable input, assets	0.50%
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Decreasing effects on value in use	$ 170
Increasing effects on value in use	(161)
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Provision for impairment	$ 1,965